PIMCO High Yield Municipal Bond Fund Investment Risks - PIMCO High Yield Municipal Bond Fund	Mar. 31, 2025
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields
Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: the risk that the Fund could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk: the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights
Mortgage Related and Other Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks
Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Fund’s sensitivity to interest rate risks
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Municipal Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Bond Risk: the risk that the Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of Municipal Bonds to pay interest or repay principal
California State Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	California State-Specific Risk: the risk that by focusing its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory, social or political developments affecting the ability of California issuers to pay interest or repay principal
New York State Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New York State-Specific Risk: the risk that by focusing its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory, social or political developments affecting the ability of New York issuers to pay interest or repay principal
Puerto Rico Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Puerto Rico-Specific Risk: the risk that by investing in Municipal Bonds issued by Puerto Rico or its instrumentalities, the Fund may be affected by certain developments, such as political, economic, environmental, social, regulatory or debt restructuring developments, that impact the ability or obligation of Puerto Rico municipal issuers to pay interest or repay principal
AMT Bonds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	AMT Bonds Risk: the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose the Fund to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. For shareholders subject to the federal alternative minimum tax, a portion of the Fund’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability
Loan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Loan Risk: the risk that investing in loans exposes the Fund to heightened credit risk, call risk, settlement risk and liquidity risk. If an issuer of a loan prepays or redeems the loan prior to maturity, the Fund may have to reinvest the proceeds in instruments that pay lower interest rates. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in loans related to specific projects (such as those relating to housing)
Municipal Project Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Project-Specific Risk: the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state
Municipal Project Housing Related Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Project Housing-Related Risk: the risk of investing in loans that finance or are generally related to projects focused on low-income, affordable or other housing developments and businesses located in low-income areas. There are significant risks associated with the Fund's investment in loans related to such projects. There may be federal, state and local governmental regulatory restrictions on the operation, rental and transfer of these projects, such as the requirement that the owners of these affordable housing developments rent or sell certain residential units to persons or families of low or moderate income and that the amount of rent that may be charged for these units may be less than market rates. These restrictions may adversely affect economic performance relative to properties that are not subject to these restrictions. There are also no assurances that a project owner will be able to achieve and maintain sufficient rental income in order to pay all operating expenses and maintenance and repair costs of such a project and the debt service on the related loan on a timely basis. In the event that a project owner is unable to pay all such costs, expenses and debt service, a default on the related loan is likely to occur. Moreover, as a result of economic, market and other factors, the risks of the Fund’s investment in such municipal project housing-related loans may be heightened due to the possibility of reduced tax or other revenue available to issuers of municipal project housing-related loans causing an increase of budgetary and financial pressure on either the municipality or other issuers of municipal securities
Short Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.